Pension Plans And Other Post-retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Schedule Of Benefit Payments Of Expected Future Service

	Pension Benefits	Other Post-retirement Benefits
Years:
2016	$27,402	$1,889
2017	20,034	2,200
2018	20,079	2,518
2019	19,937	2,783
2020	20,823	2,995
2021-2025	102,607	17,413

Schedule Of Changes In Benefit Obligation And Fair Value Of Plan Assets

	Pension Benefits		Other Post-retirement Benefits
	2015	2014	2015	2014
Change in benefit obligation:
Benefit obligation at January 1,	$311,609	$281,161	$71,958	$57,174
Service cost	3,349	4,295	1,224	1,161
Interest cost	12,955	14,153	2,802	2,903
Actuarial (gain) loss	(7,778)	43,250	(6,527)	11,769
Plan participants' contributions	-	-	204	217
Benefits paid	(17,118)	(22,600)	(1,270)	(1,311)
Plan amendments	3,220	-	(3,254)	45
Curtailment	-	(8,650)	-	-
Special termination benefits	302	-	-	-
Benefit obligation at December 31,	306,539	311,609	65,137	71,958

Change in plan assets:
Fair value of plan assets at January 1,	244,897	232,347	43,326	40,840
Actual return on plan assets	(3,058)	17,148	(998)	3,175
Employer contributions	13,884	18,002	2,428	300
Benefits paid	(17,118)	(22,600)	(1,052)	(989)
Fair value of plan assets at December 31,	238,605	244,897	43,704	43,326

Funded status of plan:
Net amount recognized at December 31,	$67,934	$66,712	$21,433	$28,632

Schedule Of Net Liability Recognized On Consolidated Balance Sheets

	Pension Benefits		Other Post-retirement Benefits
	2015	2014	2015	2014
Current liability	$8,370	$4,930	$-	$-
Noncurrent liability	59,564	61,782	21,433	28,632
Net liability recognized	$67,934	$66,712	$21,433	$28,632

Schedule Of Accumulated And Projected Benefit Obligations

	Projected Benefit Obligation Exceeds the Fair Value of Plan Assets
	2015	2014
Projected benefit obligation	$306,539	$311,609
Fair value of plan assets	238,605	244,897

	Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets
	2015	2014
Accumulated benefit obligation	$291,132	$293,364
Fair value of plan assets	238,605	244,897

Components Of Net Periodic Benefit Costs

	Pension Benefits			Other Post-retirement Benefits
	2015	2014	2013	2015	2014	2013
Service cost	$3,349	$4,295	$5,313	$1,224	$1,161	$1,525
Interest cost	12,955	14,153	12,660	2,802	2,903	2,579
Expected return on plan assets	(18,702)	(17,601)	(14,770)	(2,923)	(2,742)	(2,268)
Amortization of prior service cost (credit)	174	277	228	(687)	(278)	(295)
Amortization of actuarial loss	5,993	2,256	8,169	1,282	260	1,479
Curtailment loss	-	84	-	-	-	-
Net periodic benefit cost	$3,769	$3,464	$11,600	$1,698	$1,304	$3,020

Schedule Of Net Periodic Benefit Cost Not Yet Recognized

	Pension Benefits		Other Post-retirement Benefits
	2015	2014	2015	2014
Net actuarial loss	$87,930	$79,639	$14,469	$18,356
Prior service cost (credit)	4,419	1,374	(2,926)	(359)
Total recognized in regulatory assets	$92,349	$81,013	$11,543	$17,997

Schedule Of Assumptions Related To Pension And Other Postretirement benefit Plans

The significant assumptions related to the Company’s benefit obligations are as follows:

	Pension Benefits		Other Post-retirement Benefits
	2015	2014	2015	2014
Weighted Average Assumptions Used to Determine Benefit Obligations as of December 31,
Discount rate	4.48%	4.20%	4.60%	4.17%
Rate of compensation increase	3.0-4.0%	3.0-4.0%	n/a	n/a

Assumed Health Care Cost Trend Rates Used to Determine Benefit Obligations as of December 31,
Health care cost trend rate	n/a	n/a	7.0%	7.0%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	2021	2019

n/a – Assumption is not applicable.

The significant assumptions related to the Company’s net periodic benefit costs are as follows:

	Pension Benefits			Other Post-retirement Benefits
	2015	2014	2013	2015	2014	2013
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Discount rate	4.20%	5.12%	4.17%	4.17%	5.12%	4.17%
Expected return on plan assets	7.50%	7.50%	7.50%	5.00-7.50%	5.00-7.50%	5.00-7.50%
Rate of compensation increase	3.0-4.0%	4.0-4.5%	4.0-4.5%	n/a	n/a	n/a

Assumed Health Care Cost Trend Rates Used to Determine Net Periodic Benefit Costs for Years Ended December 31,
Health care cost trend rate	n/a	n/a	n/a	7.0%	7.5%	8.0%
Rate to which the cost trend is assumed to decline (the ultimate trend rate)	n/a	n/a	n/a	5.0%	5.0%	5.0%
Year that the rate reaches the ultimate trend rate	n/a	n/a	n/a	2019	2019	2019

n/a – Assumption is not applicable.

Schedule Of Effect Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

	1-Percentage-Point Increase	1-Percentage-Point Decrease
Effect on the health-care component of the accrued other post-retirement benefit obligation	$3,691	$(3,319)
Effect on aggregate service and interest cost components of net periodic post-retirement health-care benefit cost	$254	$(233)

Pension Benefits [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s pension plans’ assets at December 31, 2015 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$146,970	$146,970	$-	$-
Mutual funds	3,605	3,605	-	-
International equities (2)	14,180	14,180	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	22,953	-	22,953	-
Corporate and foreign bonds	13,579	-	13,579	-
Mutual funds	21,523	21,523	-	-
Alternative investments: (4)
Real estate	5,981	5,981	-	-
Commodity funds	1,169	1,169	-	-
Cash and cash equivalents (5)	8,645	50	8,595	-
Total pension assets	$238,605	$193,478	$45,127	$-

The fair value of the Company’s pension plans’ assets at December 31, 2014 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$151,402	$151,402	$-	$-
Mutual funds	4,168	4,168	-	-
International equities (2)	14,584	14,584	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	25,150	-	25,150	-
Corporate and foreign bonds	13,716	-	13,716	-
Mutual funds	21,405	21,405	-	-
Alternative investments: (4)
Real estate	6,215	6,215	-	-
Commodity funds	1,203	1,203	-	-
Cash and cash equivalents (5)	7,054	19	7,035	-
Total pension assets	$244,897	$198,996	$45,901	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in equity mutual funds, which invest in stocks, are valued using the net asset value per unit as obtained from quoted market prices from active markets.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in fixed income mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets.

(4)	Alternative investments are comprised of real estate funds, real estate investment trusts, and commodity funds, and are valued using unadjusted quoted prices obtained from active markets.
(5)

Cash and cash equivalents are comprised of both uninvested cash and money market funds.  The uninvested cash is valued based on its carrying value, and the money market funds are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Schedule Of Target Asset Allocations

		Percentage of Plan Assets at December 31,
	Target Allocation	2015	2014
Domestic equities	25 to 75%	63%	64%
International equities	0 to 10%	6%	6%
Fixed income	25 to 50%	24%	25%
Alternative investments	0 to 5%	3%	3%
Cash and cash equivalents	0 to 20%	4%	2%
Total	100%	100%	100%

Other Postretirement Benefits [Member]
Schedule Of Fair Value Of Plan Assets

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2015 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$11,772	$11,772	$-	$-
Mutual funds	12,030	12,030	-	-
International equities (2)	1,078	1,078	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	4,551	-	4,551	-
Corporate and foreign bonds	4,476	-	4,476	-
Mutual funds	2,177	2,177	-	-
Cash and cash equivalents (5)	7,620	-	7,620	-
Total other post-retirement assets	$43,704	$27,057	$16,647	$-

The fair value of the Company’s other post-retirement benefit plans’ assets at December 31, 2014 by asset class are as follows:

	Total	Level 1	Level 2	Level 3
Domestic equities: (1)
Common stocks	$12,265	$12,265	$-	$-
Mutual funds	12,582	12,582	-	-
International equities (2)	1,482	1,482	-	-
Fixed income: (3)
U.S. Treasury and government agency bonds	5,678	-	5,678	-
Corporate and foreign bonds	3,822	-	3,822	-
Mutual funds	1,409	1,409	-	-
Alternative investments (4)	204	204	-	-
Cash and cash equivalents (5)	5,884	-	5,884	-
Total other post-retirement assets	$43,326	$27,942	$15,384	$-

(1)

Investments in common stocks are valued using unadjusted quoted prices obtained from active markets.  Investments in equity mutual funds, which invest in stocks, are valued using the net asset value per unit as obtained from quoted market prices from active markets.

(2)	Investments in international equities are valued using unadjusted quoted prices obtained from active markets.
(3)

Investments in U.S. Treasury and government agency bonds and corporate and foreign bonds are valued by a pricing service which utilizes pricing models that incorporate available trade, bid, and other market information to value the fixed income securities.  Investments in fixed income mutual funds, which invest in bonds, are valued using the net asset value per unit as obtained from quoted market prices in active markets.

(4)	Investments in alternative investments are comprised of investments in real estate funds and real estate investment trusts and are valued using unadjusted quoted prices obtained from active markets.
(5)

Cash and cash equivalents is comprised of money market funds, which are valued utilizing the net asset value per unit based on the fair value of the underlying assets as determined by the fund’s investment managers.

Schedule Of Target Asset Allocations

		Percentage of Plan Assets at December 31,
	Target Allocation	2015	2014
Domestic equities	25 to 75%	54%	57%
International equities	0 to 10%	2%	3%
Fixed income	25 to 50%	26%	25%
Alternative investments	0 to 5%	0%	1%
Cash and cash equivalents	0 to 20%	18%	14%
Total	100%	100%	100%